Long-term royalty payable - Continuity Schedule of Long-term Royalty Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 11, 2016
Long-Term Debt [Roll Forward]
Issuance of debentures	$ 35,000,000	$ 0	$ 0
Current portion	1,500,000	0
Long-term portion	20,062,000	0
Royalty agreement
Long-Term Debt [Roll Forward]
Balance, beginning of year	0
Issuance of debentures	17,500,000
Accretion expense	4,062,000
Balance, end of year	21,562,000	$ 0
Current portion	1,500,000
Long-term portion	$ 20,062,000
Cartesian Capital Group | Loans payable | Tranche I Financing
Debt Instrument [Line Items]
Finance agreement amount				$ 17,500
Effective rate on debt				23.00%